S000093507 [Member] Expense Example - Northern Trust 2035 Inflation-Linked Distributing Ladder ETF - Northern Trust 2035 Inflation-Linked Distributing Ladder ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 32